UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, CT 06759

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Fred Shahrabani
Title:                Chief Compliance Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:

/s/ Fred Shahrabani                Litchfield, CT             August 14, 2007
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     33

Form 13F Information Table Value Total:     106,663
                                            (thousands)
List of Other Included Managers:            N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                           As of 6/30/07
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  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
AETNA INC NEW                 COM            00817Y108    6,450      130,575 SH          SOLE                   130,575
AMR CORP                      COM            001765106      796       30,200 SH          SOLE                    30,200
AMR CORP                      COM            001765106    1,976       75,000     PUT     SOLE                    75,000
ALCOA INC                     COM            013817101      770       19,000 SH          SOLE                    19,000
ANWORTH MORTGAGE ASSET CP     COM            037347101    8,468      935,720 SH          SOLE                   935,720
BALL CORP                     COM            058498106      744       14,000 SH          SOLE                    14,000
BANKUNITED FINL CORP          CL A           06652B103    6,021      300,000 SH          SOLE                   300,000
BIOGEN IDEC INC               COM            09062X103    2,568       48,000 SH          SOLE                    48,000
BIOGEN IDEC INC               COM            09062X103    2,568       48,000     PUT     SOLE                    48,000
BIOMET INC                    COM            090613100      774       16,919 SH          SOLE                    16,919
DOWNEY FINL CORP              COM            261018105    6,168       93,478 SH          SOLE                    93,478
EDWARDS AG INC                COM            281760108    1,192       14,100 SH          SOLE                    14,100
EXPEDIA INC DEL               COM            30212P105      732       25,000 SH          SOLE                    25,000
FIRST MARBLEHEAD CORP         COM            320771108    5,954      154,087 SH          SOLE                   154,087
FIRSTFED FINL CORP            COM            337907109    7,000      123,396 SH          SOLE                   123,396
GRUBB & ELLIS CO              COM PAR $0.01  400095204    5,758      496,372 SH          SOLE                   496,372
HILB ROGAL & HOBBS CO         COM            431294107    5,602      130,709 SH          SOLE                   130,709
INVESTMENT TECHNOLOGY GRP NEW COM            46145F105    7,022      162,069 SH          SOLE                   162,069
JONES APPAREL GROUP INC       COM            480074103      706       25,000 SH          SOLE                    25,000
LAZARD LTD                    SHS A          G54050102    2,197       48,798 SH          SOLE                    48,798
LAZARD LTD                    SHS A          G54050102    1,675       37,200     CALL    SOLE                    37,200
LUMINENT MTG CAP INC          COM            550278303      745       73,851 SH          SOLE                    73,851
MFA MTG INVTS INC             COM            55272X102    4,561      626,560 SH          SOLE                   626,560
MAGELLAN HEALTH SVCS INC      COM NEW        559079207    6,793      146,174 SH          SOLE                   146,174
MANOR CARE INC NEW            COM            564055101    1,632       25,000 SH          SOLE                    25,000
MANOR CARE INC NEW            COM            564055101    1,632       25,000     PUT     SOLE                    25,000
MASCO CORP                    COM            574599106      740       26,000 SH          SOLE                    26,000
PHARMACYCLICS INC             COM            716933106    2,361      868,007 SH          SOLE                   868,007
STEWART INFORMATION SVCS CORP COM            860372101    3,306       83,000 SH          SOLE                    83,000
TOUSA INC                     COM            872962105    2,863      683,180 SH          SOLE                   683,180
TOUSA INC                     COM            872962105      501      119,500 SH          SOLE                   119,500
TRAVELERS COMPANIES INC       COM            89417E109      749       14,000 SH          SOLE                    14,000
WELLPOINT INC                 COM            94973V107    5,637       70,607 SH          SOLE                    70,607


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